BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2014
BUSINESS COMBINATION

NOTE 4. BUSINESS COMBINATION

The purchase price for each business combination is allocated to tangible and identifiable intangible assets acquired and liabilities assumed based on the fair value at the date of purchase. Purchase price in excess of the identifiable assets and liabilities is recorded as goodwill. All acquisition-related costs are expensed as incurred and recorded in operating expenses. The Company includes operations associated with acquisitions from the date of acquisition.

Ambrose Employer Group, LLC (Ambrose)

On July 1, 2013 (the acquisition date), the Company acquired 100% of the outstanding equity of Ambrose Employer Group, LLC (Ambrose). The estimated acquisition date fair value of the consideration transferred totaled $195.0 million, which consisted of the following (in thousands):

Cash paid to equity holders	$201,271
Cash and cash equivalents acquired	(6,273)

Total	$194,998

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Restricted cash	$442
WSE-related assets	57,366
Prepaid expenses and other current assets	893
Goodwill	98,918
Identifiable intangible assets	94,380
Property and equipment	1,358
Other noncurrent assets	878
WSE-related liabilities	(53,115)
Accounts payable and accrued liabilities	(5,646)
Deferred rent	(126)
Other long term liabilities	(350)

Consideration transferred	$194,998

The goodwill of $98.9 million is primarily attributable to the synergies and economies of scale expected from the acquisition of Ambrose. Because the Company acquired a 100% interest in Ambrose, a limited liability company, the Company received a stepped-up tax basis in the fair market value of the assets. Therefore, the goodwill is deductible for income tax purposes. The estimated fair value of the acquired identifiable other intangible assets of $94.4 million consisted of customer contracts, trademarks and non-compete agreements valued at $90.4 million, $2.6 million and $1.4 million, respectively. Although significant purchase price allocation adjustments have been recorded as of December 31, 2013, the measurement period will remain open until information regarding circumstances that existed as of the acquisition date is sufficiently obtained, but not to exceed one year.

The Company recognized $0.4 million of acquisition-related costs for the Ambrose acquisition within general and administrative expenses in the accompanying consolidated statements of operations.

Ambrose contributed revenues of $134.5 million and net income of $1.6 million to the Company from July 1, 2013 to December 31, 2013.

SOI Holdings, Inc. (SOI)

On October 24, 2012 (the acquisition date), the Company acquired 100% of the outstanding equity of SOI Holdings, Inc. (SOI), the parent company of Strategic Outsourcing, Inc. The estimated acquisition date fair value of the consideration transferred totaled $195.8 million, which consisted of the following (in thousands):

Cash paid to equity holders	$198,171
Receivable from equity holders	(1,893)
Cash and cash equivalents acquired	(504)

Total	$195,774

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the acquisition date (in thousands):

Restricted cash	$700
WSE-related assets	122,135
Prepaid expenses and other current assets	600
Goodwill	164,616
Identifiable intangible assets	81,500
Property and equipment	8,941
Other noncurrent assets	464
WSE-related liabilities	(115,902)
Accrued corporate wages	(2,611)
Deferred income taxes	(17,386)
Current portion of notes payable and borrowings under capital leases	(579)
Other current liabilities	(3,841)
Other noncurrent liabilities	(42,863)

Consideration transferred	$195,774

The goodwill of $164.6 million is primarily attributable to the synergies and economies of scale expected from the acquisition of SOI. None of the goodwill recognized is expected to be deductible for income tax purposes. The estimated fair value of the acquired identifiable other intangible assets of $81.5 million consisted of customer contracts and trademarks valued at $68.0 million and $13.5 million, respectively. The Company recorded $31.3 million in deferred tax liabilities associated with the identifiable intangible assets, $0.1 million of which is included in current deferred income taxes, while $31.2 million is included in other noncurrent liabilities above. Additionally, $17.3 million of current deferred tax liabilities and $9.4 million of noncurrent deferred tax liabilities were acquired in the transaction, for a total of $58.0 million in total deferred tax liabilities. During the year ended December 31, 2013, an adjustment to goodwill of $5.1 million was recorded, reducing the SOI goodwill balance to $159.5 million as a result of finalizing provisional income tax amounts.

The Company recognized $0.6 million of acquisition-related costs for the SOI acquisition within general and administrative expenses in the accompanying consolidated statements of operations.

SOI contributed revenues of $17.2 million and a net loss of $1.4 million to the Company from October 24, 2012 to December 31, 2012.

210 Park Avenue Holding, Inc. (Accord)

On April 26, 2012, the Company acquired 100% of the stock of 210 Park Avenue Holding, Inc. (Accord), an Oklahoma-based professional employer organization, for total consideration of $25.5 million, net of cash and cash equivalents acquired of $2.1 million. The acquisition of Accord resulted in approximately $17.0 million of goodwill, which is not deductible for tax purposes. The goodwill of $17.0 million is primarily attributable to the synergies and economies of scale expected from the acquisition of Accord. During the year ended December 31, 2013 an adjustment to goodwill of $0.7 million was recorded, reducing the Accord goodwill balance to $16.3 million as a result of finalizing provisional income tax amounts. Identifiable intangible assets acquired, which totaled approximately $13.8 million, consist of customer list, trademarks and non-compete agreements. For the year ended December 31, 2012, the Company recognized $1.0 million of acquisition-related costs within general and administrative expenses in the accompanying consolidated statements of operations.

App7, Inc. (ExpenseCloud)

On May 3, 2012, the Company acquired 100% of the stock of App7, Inc. (ExpenseCloud), an expense management solution company, for total consideration of $2.7 million, net of cash. The purchase price includes $1.3 million in contingent payments expected to be paid within the next 12 months from the date of acquisition. The Company made $1.2 million of contingent payments during 2012. The acquisition of ExpenseCloud resulted in approximately $2.0 million of goodwill, which is not deductible for tax purposes. During the year ended December 31, 2013, an adjustment to goodwill of $0.2 million was recorded, reducing the ExpenseCloud goodwill balance to $1.8 million as a result of finalizing provisional income tax amounts. Identifiable intangible assets acquired, which totaled approximately $1.2 million, consist of developed technology and non-compete agreements. Acquisition-related costs are recognized within general and administrative expenses in the accompanying consolidated statements of operations.

The 2012 and 2013 acquisitions reflect the Company’s continued business strategy to diversify and expand its customer base as well as to expand its human resources services and solutions available to the Company’s current and target clients. Operating results of Ambrose, SOI, Accord and ExpenseCloud have been combined with TriNet’s operating results from the respective dates of acquisition.

Pro forma combined operating results for the years ended December 31, 2011 and 2012 exclude Accord and ExpenseCloud because the results of operations of those businesses were not material. The acquired businesses contributed revenues of $27.7 million and a net loss of $3.2 million to the Company from April 26, 2012 to December 31, 2012.

The Company made no acquisitions during 2011.

Pro Forma Financial Information

The following unaudited pro forma financial information presents the combined results of TriNet, SOI and Ambrose for the year ended December 31, 2012 and 2013 and of TriNet and SOI for the year ended December 31, 2011 as if the SOI and Ambrose acquisition had occurred as of the beginning of 2011 and 2012, respectively, by applying certain adjustments, principally adding acquisition financing costs and the amortization of acquired intangible assets and removing acquisition-related transaction expenses and SOI historical debt costs (in thousands):

	Year Ended December 31,
	2011	2012	2013
Total revenues	$1,055,228	$1,424,876	$1,749,115
Net income (loss)	(3,669)	16,374	7,978

This pro forma information is based on estimates and assumptions, which Company management believes are reasonable, and is not necessarily indicative of the results of operations in future periods or the results that actually would have been realized had TriNet, Ambrose and SOI been a combined company during the specified periods.